Share Capital (Tables)	9 Months Ended
Mar. 31, 2024
Share Capital
Schedule of weighted average assumptions were used for the Black-Scholes valuation of stock options granted

	YTD2024	FY2023
Expected stock price volatility	77%	84%
Risk-free interest rate	4.4%	3.16%
Dividend yield	—	—
Expected life of options	5 years	5 years
Stock price on date of grant	$4.00	$5.09
Forfeiture rate	—	—

Summary of stock option transactions

	Number of	Weighted average
	options	exercise price
Balance at June 30, 2022	10,170,000	$2.11
Options exercised	(5,950,000)	0.91
Options granted	3,950,000	5.09
Balance at June 30, 2023	8,170,000	$4.43
Options exercised	(100,000)	1.40
Options granted	1,750,000	4.00
Balance at March 31, 2024	9,820,000	$4.38

Summary of stock options outstanding and exercisable

The following table summarizes stock options outstanding and exercisable at March 31, 2024:

	Options Outstanding				Options Exercisable
		Weighted		Weighted		Weighted
		Average		Average		Average
Exercise	Number	Remaining		Exercise		Exercise
Price	of	Contractual Life		Price	Number	Price
$	Shares	(years)		$	Exercisable	$
1.40	1,350,000	—	(1)	1.40	1,350,000	1.40
3.43	400,000	0.04		3.43	400,000	3.43
7.55	500,000	0.87		7.55	500,000	7.55
3.39	1,200,000	1.80		3.39	1,200,000	3.39
6.08	200,000	2.30		6.08	200,000	6.08
6.31	200,000	2.93		6.31	200,000	6.31
8.25	170,000	2.96		8.25	170,000	8.25
9.40	100,000	3.03		9.40	100,000	9.40
5.08	3,750,000	4.03		5.08	3,750,000	5.08
5.23	200,000	4.15		5.23	200,000	5.23
4.00	1,750,000	4.48		4.00	433,333	4.00
	9,820,000	2.88		4.38	8,503,333	4.44

(1)	Options expired on September 4, 2023, however, due to black-out of insider share transactions, these options will remain eligible for exercise for a period of 10 business days subsequent to the lifting of the black-out.